SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued bonuses	$ 538,875	$ 704,000	$ 638,000
Accrued general and administrative expenses	68,595	40,485	73,686
Total accrued expenses and other current liabilities	$ 607,470	$ 744,485	$ 711,686